2:
<SEQUENCE>1
<FILENAME>t305089.txt



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       Sept 30, 2012
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         RiverFront Investment Group, LLC
Address:      1214 East Cary Street
              Richmond, VA  23219


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Smailes
Title:   Chief Compliance Officer
Phone:   (804) 549-4814

Signature, Place, and Date of Signing:

/s/ Wendy L. Smailes            Richmond, Virginia             Sept 30, 2012
------------------             ---------------------          -----------------
   [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                          ----

Form 13F Information Table Entry Total:                    97
                                                          ----

Form 13F Information Table Value Total:             $2,590,462
                                                  ------------
                                                   (thousands)




List of Other Included Managers:

{None}

                          TITLE OF              VALUE   SHARES/  SH/ PUT/   INVSTMT    OTHER           VOTING AUTHORITY
NAME OF ISSUER               CLASS    CUSIP    (x$1000) PRN AMT PRN CALL   DSCRETN   MANAGERS    SOLE                 SHARED   NONE

-----------------------------------------------------------------------------------------------------------------------

ANIXTER INTL INC               COM     035290105   4657     81039   SH       SOLE                81039        0       0
APPLE COMPUTER INC             COM     037833100  42766     64107   SH       SOLE                64107        0       0
BMC SOFTWARE INC               COM     055921100    256      6174   SH       SOLE                 6174        0       0
BALL CORP                      COM     058498106   3820     90277   SH       SOLE                90277        0       0
CHEVRON CORP NEW               COM     166764100  32078    275206   SH       SOLE               275206        0       0
CHUBB CORP                     COM     171232101  20136    263979   SH       SOLE               263979        0       0
E M C CORP MASS                COM     268648102   3952    144925   SH       SOLE               144925        0       0
ESTERLINE TECHNOLOGIES CORP CO COM     297425100    303      5404   SH       SOLE                 5404        0       0
FAMILY DLR STORES INC          COM     307000109    240      3624   SH       SOLE                 3624        0       0
GENERAL ELEC CO                COM     369604103  42418   1867798   SH       SOLE              1867798        0       0
HCC INS HLDGS INC              COM     404132102   5440    160517   SH       SOLE               160517        0       0
HASBRO INC                     COM     418056107  25172    659578   SH       SOLE               659578        0       0
INTERPUBLIC GROUP COS INC      COM     460690100    290     26099   SH       SOLE                26099        0       0
ISHARES INC MSCI CDA INDEX     COM     464286509   3769    132298   SH       SOLE               132298        0       0
ISHARES INC MSCI EMU INDEX     COM     464286608  21280    708175   SH       SOLE               708175        0       0
ISHARES INC MSCI PAC J IDX     COM     464286665  32153    721071   SH       SOLE               721071        0       0
ISHARES INC MSCI UTD KINGD     COM     464286699  23117   1328900   SH       SOLE              1328900        0       0
ISHARES INC MSCI GERMAN        COM     464286806  17126    758790   SH       SOLE               758790        0       0
ISHARES TR MSCI EMERG MKT      COM     464287234  20470    495335   SH       SOLE               495335        0       0
ISHARES TR S&P MIDCAP 400      COM     464287507  21402    216882   SH       SOLE               216882        0       0
ISHARES TR DJ US FINL SVC      COM     464287770  37518    673935   SH       SOLE               673935        0       0
ISHARES TR S&P SMLCAP 600      COM     464287804 103503   1342973   SH       SOLE              1342973        0       0
ISHARES TR MSCI ACJPN IDX      COM     464288182  17831    316944   SH       SOLE               316944        0       0
ISHARES TR MSCI ACWI EX        COM     464288240  14528    368813   SH       SOLE               368813        0       0
ISHARES TR JPMORGAN USD        COM     464288281  89564    738611   SH       SOLE               738611        0       0
ISHARES TR HIGH YLD CORP       COM     464288513 103727   1123802   SH       SOLE              1123802        0       0
ISHARES TR MBS FIXED BDFD      COM     464288588  41473     79929   SH       SOLE               379929        0       0
ISHARES TR LEHMAN 1-3 YR       COM     464288646   4082     38598   SH       SOLE                38598        0       0
ISHARES TR RSSL MCRCP IDX      COM     464288869   9538    180502   SH       SOLE               180502        0       0
JOHNSON & JOHNSON              COM     478160104  23972    347873   SH       SOLE               347873        0       0
KLA-TENCOR CORP                COM     482480100  17016    356688   SH       SOLE               356688        0       0
L-3 COMMUNICATIONS HLDGS INC   COM     502424104  24543    342245   SH       SOLE               342245        0       0
MCDONALDS CORP                 COM     580135101  24507    267106   SH       SOLE               267106        0       0
MEADWESTVACO CORP              COM     583334107  22469    734283   SH       SOLE               734283        0       0
MICROCHIP TECHNOLOGY INC       COM     595017104    218     6657    SH       SOLE                 6657        0       0
NORDSTROM INC                  COM     655664100  23368   423480    SH       SOLE               423480        0       0
OCCIDENTAL PETE CORP           COM     674599105  23002   267273    SH       SOLE               267273        0       0
OIL STATES INTL INC            COM     678026105    208     2612    SH       SOLE                 2612        0       0
PNC FINANCIAL CORP             COM     693475105  27357   433559    SH       SOLE               433559        0       0
PATTERSON UTI ENERGY INC       COM     703481101    160    10144    SH       SOLE                10144        0       0
PENN NATL GAMING INC           COM     707569109    301     6989    SH       SOLE                 6989        0       0
PEOPLES UNITED FINANCIAL INCCO COM     712704105    283    23302    SH       SOLE                23302        0       0
PFIZER INC                     COM     717081103  42580  1713477    SH       SOLE              1713477        0       0
PHILLIPS 66                    COM     718546104   7576   163379    SH       SOLE               163379        0       0
QUALCOMM INC                   COM     747525103  36125   578278    SH       SOLE               578278        0       0
RYDER SYS INC                  COM     783549108    207     5306    SH       SOLE                 5306        0       0
SCHEIN HENRY INC               COM     806407102    318     4015    SH       SOLE                 4015        0       0
SCRIPPS NETWORKS INTERACT INCL COM     811065101   5720    93415    SH       SOLE                93415        0       0
SNAP ON INC                    COM     833034101   4627    64380    SH       SOLE                64380        0       0
SOTHEBY HLDGS INC CL A         COM     835898107    233     7411    SH       SOLE                 7411        0       0
SYNOPSYS INC                   COM     871607107   4288   129962    SH       SOLE               129962        0       0
TIFFANY & CO NEW               COM     886547108   8880   143504    SH       SOLE               143504        0       0
TIME WARNER INC NEW            COM     887317303  28194   621912    SH       SOLE               621912        0       0
UBS AG JERSEY BRH ALERIAN INFR COM     902641646  23218   682082    SH       SOLE               682082        0       0
VANGUARD SPECIALIZED PORTFOLDI COM     921908844  83949  1406646    SH       SOLE              1406646        0       0
VANGUARD TAX-MANAGED FD EUROPE COM     921943858  32948  1002087    SH       SOLE              1002087        0       0
VANGUARD INTL EQUITY INDEX FEM COM     922042858 224196  5373832    SH       SOLE              5373832        0       0
VANGUARD INTL EQUITY INDEX FEU COM     922042874 102302  2260319    SH       SOLE              2260319        0       0
VANGUARD INDEX FDS LARGE CAP E COM     922908637  95990  1461255    SH       SOLE              1461255        0       0
WAL MART STORES INC            COM     931142103  30523   413591    SH       SOLE               413591        0       0
VERISIGN INC                   COM     92343E102   3357    68943    SH       SOLE                68943        0       0
BCE INC COM NEW                COM     05534B760  30759   700015    SH       SOLE               700015        0       0
BIOMED RLTY TR INC             COM     09063H107    230    12296    SH       SOLE                12296        0       0
CBRE GROUP INC CL A            COM     12504L109   4460   242260    SH       SOLE               242260        0       0
CA INC                         COM     12673P105  21639   839846    SH       SOLE               839846        0       0
CLAYMORE EXCHANGE-TRADED FD WI COM     18383M308   6803   357373    SH       SOLE               357373        0       0
CRACKER BARREL OLD CTRY STORCO COM     22410J106   4176    62226    SH       SOLE                62226        0       0
CREDIT SUISSE NASSAU BRH ETN L COM     22542D852  22244   887285    SH       SOLE               887285        0       0
EAST WEST BANCORP INC          COM     27579R104    311    14744    SH       SOLE                14744        0       0
EXXON MOBIL CORP               COM     30231G102   5263    57548    SH       SOLE                57548        0       0
FIRST TR DJS MICROCAP INDEX CO COM     33718M105   3457   154739    SH       SOLE               154739        0       0
GLOBAL X FDS GLB X ASEAN 40    COM     37950E648  10282   619102    SH       SOLE               619102        0       0
MERCK & COMPANY                COM     58933Y105  46479  1030678    SH       SOLE              1030678        0       0
ORACLE SYS CORP                COM     68389X105   3270   103938    SH       SOLE               103938        0       0
POWERSHARES ETF TRUST DWA TECH COM     73935X153  17209   624638    SH       SOLE               624638        0       0
POWERSHARES ETF TRUST INTL DIV COM     73935X716  44137  2903776    SH       SOLE              2903776        0       0
POWERSHARES S&P BANK LOAN PORT COM     73936Q769  73167  2932525    SH       SOLE              2932525        0       0
POWERSHARES GLOBAL ETF TRUSTHI COM     73936T557  40718  2136292    SH       SOLE              2136292        0       0
POWERSHARES ETF TR II S&P500 L COM     73937B779   7671   272299    SH       SOLE               272299        0       0
POWERSHARES ETF TR II S&P SMCP COM     73937B803    295     9584    SH       SOLE                 9584        0       0
POWERSHARES ETF TR II S&P500 H COM     73937B829  29508  1426864    SH       SOLE              1426864        0       0
POWERSHARES ETF TR II S&P SMCP COM     73937B837    364    11308    SH       SOLE                11308        0       0
POWERSHARES ETF TR II S&P SMCP COM     73937B860    282     9351    SH       SOLE                 9351        0       0
POWERSHARES ETF TR II S&P SMCP COM     73937B886   5194   141481    SH       SOLE               141481        0       0
SPDR SERIES TRUST LEHMAN YLD E COM     78464A417 217010  5396911    SH       SOLE              5396911        0       0
SPDR SERIES TRUST DJ WLSH REIT COM     78464A607  68442   951104    SH       SOLE               951104        0       0
SPDR SERIES TRUST S&P METALS M COM     78464A755   4456  102390     SH       SOLE               102390        0       0
SELECT SECTOR SPDR TR SBI HEAL COM     81369Y209  14696  366320     SH       SOLE               366320        0       0
SELECT SECTOR SPDR TR SBI INT- COM     81369Y886  39273 1079232     SH       SOLE              1079232        0       0
SIRONA DENTAL SYSTEMS INC      COM     82966C103    287    5040     SH       SOLE                 5040        0       0
UNITEDHEALTH GROUP INC         COM     91324P102  24031  433692     SH       SOLE               433692        0       0
VANGUARD WORLD FDS CONSUM STP  COM     92204A207  15442  168617     SH       SOLE               168617        0       0
VANGUARD WORLD FDS INF TECH ET COM     92204A702   7993  108902     SH       SOLE               108902        0       0
VANGUARD SCOTTSDALE FDS SHRT-T COM     92206C409 129590 1613225     SH       SOLE              1613225        0       0
WISDOMTREE TRUST EMG MKTS SMCA COM     97717W281  20907  455885     SH       SOLE               455885        0       0
WISDOMTREE TRUST LARGECAP DIVI COM     97717W307   4844   88649     SH       SOLE                88649        0       0
INVESCO LTD SHS                COM     G491BT108    332   13283     SH       SOLE                13283        0       0


     LINE COUNT: 97                                                                                         0       0
